Annual Fund Operating Expenses - Class Z - Income Fund - Class Z	Dec. 01, 2021
Operating Expenses:
Management Fee	0.24%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver/Expense Reimbursement	(0.58%)
Total Annual Fund Operating Expenses after Reimbursement	none	[2]

[1]	The management fee (which is equal to an annualized rate of 0.24% of the Fund’s average daily net assets) may fluctuate by share class (increase or decrease by up to +/- 0.06% of the average nets assets of a share class) based on a share class’ performance relative to the Lipper A Rated Bond Funds Index. Assets and performance are each measured over a rolling 36-month period (or number of months beginning July 1, 2019, if fewer). See Fund Management section for a description of the performance adjustment.
[2]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.00% of the Fund’s Class Z shares for an indefinite term. This arrangement may only be terminated with the approval of the Fund’s Board of Trustees.